Basis of preparation of consolidated financial statements and material accounting policy information - Intangible assets acquired separately (Details)	12 Months Ended
Dec. 31, 2025
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	2 years
Products development cost
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Computer software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	3 years
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Bottom | Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Top of range | Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	20 years